Trade and Other Payables (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of trade and other payables [text block] [Abstract]
Schedule of trade and other payables
	2021	2020
	Figures in Rand thousands
Trade payables	91,415	57,109
Accrued expenses	122,435	84,028
Sundry creditors	14,233	7,675
Value added tax	46,372	22,160
Dividend payable – Non-controlling interest (Mozambique)	7,427	-
	281,882	170,972